Revenue from Contract with Customers - Schedule of Revenue from Contract with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Types services
Disaggregated revenue information	$ 12,013,543	$ 9,660,331
Timing of revenue recognition
Timing of revenue recognition	12,013,543	9,660,331
Subscription Income [Member]
Types services
Disaggregated revenue information	7,451,974	6,760,470
Carriage/Placement fees [Member]
Types services
Disaggregated revenue information	3,189,167	2,548,959
Advertisement Income [Member]
Types services
Disaggregated revenue information	151,250	244,074
Unbilled Revenue [Member]
Types services
Disaggregated revenue information	1,122,856
Device activation fees [Member]
Types services
Disaggregated revenue information	98,296	106,828
Product transferred at point in time [Member]
Timing of revenue recognition
Timing of revenue recognition
Services transferred over time [Member]
Timing of revenue recognition
Timing of revenue recognition	$ 12,013,543	$ 9,660,331